Financial assets at fair value through other comprehensive income - Summary of changes in fair value through other comprehensive income financial assets (Details) - - Financial assets at fair value through other comprehensive income - EUR (€)
€ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line Items]
Opening balance as at 1 January	€ 41,116	€ 31,625
Additions	11,040	19,995
Amortisation		31
Transfers and reclassifications		5
Changes in unrealised revaluations	(179)	725
Impairments		(1)
Reversals of impairments	4	6
Disposals and redemptions	(5,915)	(11,913)
Exchange rate differences	273	651
Changes in the composition of the group and other changes	5	(6)
Closing balance	46,343	41,116
FVOCI equity securities
Disclosure of financial assets [line Items]
Opening balance as at 1 January	1,885	1,887
Additions	3	28
Amortisation
Transfers and reclassifications		5
Changes in unrealised revaluations	462	68
Impairments
Reversals of impairments
Disposals and redemptions		(2)
Exchange rate differences	14	(100)
Changes in the composition of the group and other changes
Closing balance	2,364	1,885
FVOCI debt instruments
Disclosure of financial assets [line Items]
Opening balance as at 1 January	39,231	29,739
Additions	11,037	19,967
Amortisation		31
Transfers and reclassifications
Changes in unrealised revaluations	(641)	657
Impairments		(1)
Reversals of impairments	4	6
Disposals and redemptions	(5,915)	(11,912)
Exchange rate differences	259	751
Changes in the composition of the group and other changes	5	(6)
Closing balance	€ 43,979	€ 39,231